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                            BT INSTITUTIONAL FUNDS
                                One South Street
                           Baltimore, Maryland 21202

                                  May 4, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT INSTITUTIONAL FUNDS (the "Trust")
     Cash Management Fund Institutional
     Cash Reserves Fund Institutional
     Treasury Money Fund Institutional
     Equity 500 Index Fund Premier
     Liquid Assets Fund Institutional
     1933 Act File No. 33-34079
     1940 Act File No. 811-6071

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated April 30, 2001, do not differ from the forms of prospectuses and statements of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 33 on April 30, 2001.

If you have any questions regarding this certification, please call Fran Pollack-Matz at (410) 895-3288.

                    Very truly yours,

                    /s/ Daniel O. Hirsch

                    Daniel O. Hirsch
                    Secretary